Revenue (Tables)	12 Months Ended
Jun. 30, 2021
Revenue from contracts with customers [Abstract]
Revenue from the Transfer of Goods and Services

Year ended June 30, 2021	Point-in-time	Over-time	Total
	$	$	$
Cannabis
Revenue from sale of goods	288,592	—	288,592
Revenue from provision of services	—	1,877	1,877
Excise taxes	(45,217)	—	(45,217)
Net Revenue	243,375	1,877	245,252

Year ended June 30, 2020	Point-in-time	Over-time	Total
	$	$	$
Cannabis
Revenue from sale of goods (1)	311,909	—	311,909
Revenue from provision of services	—	5,002	5,002
Other
Revenue from sale of goods	1,089	—	1,089
Excise taxes	(49,297)	—	(49,297)
Net Revenue	263,701	5,002	268,703
(1)During the year ended June 30, 2021, the Company divested from AHE and dissolved Hempco. As such, both entities are no longer included in Cannabis revenue from sale of goods following the reclassification into discontinued operations (Note 12(b)).